Share-Based Compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Imaging Cayman [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	1,225,000	1,310,000	1,400,000
Number of shares, Granted	631,000	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(1,240,000)	(85,000)	(90,000)
Number of shares, Balance	616,000	1,225,000	1,310,000	1,400,000
Number of shares, Exercisable	0
Weighted average exercise price, Balance	$ 1.003	$ 1.003	$ 1.003
Weighted average exercise price, Granted	0.9139	0	0
Weighted average exercise price, Exercised	0	0	0
Weighted average exercise price, Forfeited	1.002	1.003	1.002
Weighted average exercise price, Balance	0.9139	$ 1.003	$ 1.003	$ 1.003
Weighted average exercise price, Exercisable	$ 0
Weighted average remaining contractual term, Balance (in years)	3 years	6 months	1 year 6 months	2 years 6 months
Imaging Taiwan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	0
Number of shares, Granted	1,925,000
Number of shares, Exercised	0
Number of shares, Forfeited	(128,000)
Number of shares, Balance	1,797,000	0
Number of shares, Exercisable	0
Weighted average exercise price, Balance	$ 0
Weighted average exercise price, Granted	0.9139
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	0.9139
Weighted average exercise price, Balance	0.9139	$ 0
Weighted average exercise price, Exercisable	$ 0
Weighted average remaining contractual term, Balance (in years)	3 years
Himax Display Inc [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	2,025,000	0
Number of shares, Granted	0	2,025,000
Number of shares, Exercised	0	0
Number of shares, Forfeited	(32,000)	0
Number of shares, Balance	1,993,000	2,025,000	0
Number of shares, Exercisable	0
Weighted average exercise price, Balance	$ 1.986	$ 0
Weighted average exercise price, Granted	0	1.986
Weighted average exercise price, Exercised	0	0
Weighted average exercise price, Forfeited	1.986	0
Weighted average exercise price, Balance	1.986	$ 1.986	$ 0
Weighted average exercise price, Exercisable	$ 0
Weighted average remaining contractual term, Balance (in years)	2 years 9 months	3 years 9 months